Annual Total Returns[BarChart] - INVESCO SUMMIT FUND - Class P	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.50%)	15.46%	37.89%	9.13%	6.56%	2.37%	29.88%	(2.81%)	38.66%	42.13%